Income Taxes - The Company and its subsidiaries are liable to income taxes in their respective jurisdiction (Details)	Dec. 31, 2025 USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 409,216,487
Tax Losses Previously Created Will Be Dissolved On Demerger [Member] | UNITED KINGDOM
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	164,111,273
Pre-TCJA 20, Post-TCJA Indefinite [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	153,048,075
Indefinite [Member] | SPAIN
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,335,632
Indefinite [Member] | SINGAPORE
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	43,612,612
Valuation Allowance Against Majority of Deferred Tax Asset [Member] | CANADA
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	41,176,850
Various [Member] | Other
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 5,932,045